Debt (Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital leases
2019	$ 9
2020	15
2021	5
2022	0
2023	0
2024 and thereafter	0
Total	29
Debt
2019	1,175
2020	400
2021	787
2022	333
2023	197
2024 and thereafter	9,648
Total	12,540
Total
2019	1,184
2020	415
2021	792
2022	333
2023	197
2024 and thereafter	9,648
Total	$ 12,569	$ 10,828